7. FAIR VALUE OF FINANCIAL INSTRUMENTS	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
7. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table summarizes the financial liabilities measured at fair value on a recurring basis as of June 30, 2012 and September 30, 2011:

		June 30,	September 30,
	Level	2012	2011

Participation liability	3	$928,439	$1,172,315
Conversion feature liabilities	3	340,125	720,593
Warrant liabilities	3	177,752	400,319

Total liabilities		$1,446,316	$2,293,227

See Note 4 for information concerning the Participation and Conversion feature liabilities.

Assets and liabilities that are not recognized or disclosed on a recurring basis include those measured at fair value in a business combination and the initial recognition of asset retirement obligations.

The following table presents a reconciliation of those liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

	Participation Liability	Conversion Feature Liabilities	Warrant Liabilities	Total

Balance at September 30, 2011	$1,172,315	$720,593	$400,319	$2,293,227
Purchases, issuances and settlements	(319,436)	307,235	-	(12,201)
(Gains) losses included in earnings	75,560	(687,703)	(222,567)	(834,710)

Balance at June 30, 2012	$928,439	$340,125	$177,752	$1,446,316

The following table summarizes the financial liabilities measured at fair value on a recurring basis as of September 30, 2011 and 2010:

		September 30, 2011	September 30, 2010
	Level

Participation liability	3	$ 1,172,315	$ -
Conversion feature liability	3	720,593	-
Warrant liabilities	3	400,319	-

Total liabilities		$ 2,293,227	$ -

Assets and liabilities that are not recognized or disclosed on a recurring basis include those measured at fair value in a business combination and the initial recognition of asset retirement obligations.

The following tables present a reconciliation of those liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

	Participation Liability	Conversion Feature Liability	Warrant Liabilities	Total

Balance at September 30, 2010	$ -	$ -	$ -	$ -
Purchases, issuances and settlements	(1,063,812)	(26,771)	(293,590)	(1,384,173)
Gains (losses) included in earnings	(108,503)	(693,822)	(106,729)	(909,054)

Balance at September 30, 2011	$ (1,172,315)	$ (720,593)	$ (400,319)	$(2,293,227)